Rental Equipment (Annual)	12 Months Ended
Dec. 31, 2011
Rental Equipment [Text Block]
6.  Rental Equipment

Rental equipment consists of the following:

In thousands	2011	2010
Rental equipment	$43,252	$50,229
Less accumulated depreciation	27,060	30,173
Net rental equipment	$16,192	$20,056

All the rental equipment is pledged as collateral under the Company’s credit facility.